Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital management

	2022 £’000	2021 £’000 (Restated) (1)
Equity	£432,723	£296,449
Loans and borrowings	—	—
Less: Cash and cash equivalents	(162,806)	(69,884)
Total Capital	£269,917	£226,565
(1) Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).